MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MANAGEMENT COMPENSATION [Text Block]
10.	KEY MANAGEMENT COMPENSATION

The Company’s related parties include its directors and officers, who are the key management of the Company. The remuneration of directors and officers was as follows:

For the year ended December 31,	2017	2016
	$	$
Salaries and director fees	827,236	884,940
Share-based payments	290,069	140,808

KEY MANAGEMENT COMPENSATION	1,117,305	1,025,748

Share-based payments represent the fair value of stock options previously granted to directors and officers that was recognized during the years presented above.